Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Disclosure of operations of Company's segments
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2023

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	103,301	30,180	28,183	(198)	7,555	169,021
Total expenses	29,306	26,222	15,604	33,776	13,822	118,730
Income (loss) before income taxes	73,995	3,958	12,579	(33,974)	(6,267)	50,291
Adjusted base EBITDA	62,303	7,756	12,361	(11,047)	514	71,887
For the year ended December 31, 2022

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	76,819	29,710	16,984	(3,288)	24,957	145,182
Total expenses	27,221	25,634	12,400	31,246	23,602	120,103
Income (loss) before income taxes	49,598	4,076	4,584	(34,534)	1,355	25,079
Adjusted base EBITDA	56,948	9,932	9,207	(10,518)	5,433	71,002

Disclosure of revenue of the Company by geographic location	The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2023	Dec. 31, 2022
Canada	154,941	130,397
United States	14,080	14,785
	169,021	145,182